SECURITIES AVAILABLE FOR SALE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Available-For-Sale Securities [Abstract]
SECURITIES AVAILABLE FOR SALE
NOTE 4.	SECURITIES

Amortized costs and fair values of securities available for sale are summarized as follows:
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
September 30, 2012
State, county and municipals	$32,315	$1,304	$—	$33,619
Mortgage-backed securities	17,412	951	—	18,363
U.S. Government sponsored enterprises	2,499	4	—	2,503
Equity securities	1,624	966	—	2,590
	$53,850	$3,225	$—	$57,075

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Values
December 31, 2011
State, county and municipals	$30,130	$1,718	$—	$31,848
Mortgage-backed securities	17,450	1,042	7	18,485
U.S. Government sponsored enterprises	4,995	24	—	5,019
Equity securities	1,624	—	217	1,407
	$54,199	$2,784	$224	$56,759

The following table represents gross unrealized losses and the related fair value of securities available for sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position, at December 31, 2011. The Company did not have any individual securities in an unrealized loss position at September 30,2012.

	December 31, 2011
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government sponsored enterprises	$1,015	$7	$—	$—	$1,015	$7
Equity securities	—	—	1,407	217	1,407	217
	$1,015	$7	$1,407	$217	$2,422	$224

The amortized cost and fair values of securities available for sale at September 30, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Fair values of securities are estimated based on financial models or prices paid for similar securities. It is possible interest rates could change considerably, resulting in a material change in estimated fair value.

	September 30, 2012
(in thousands)	Amortized Cost	Fair Value
Due in less than one year	$6,381	$6,410
Due in one year through five years	20,978	21,973
Due after five years through ten years	7,080	7,364
Due after ten years	375	375
	34,814	36,122
Mortgage-backed securities	17,412	18,363
Equity securities	1,624	2,590
Securities available for sale	$53,850	$57,075

      There were no securities sales during 2011. Proceeds from sales of securities available for sale during the nine months ended September 30, 2012 were $5.4 million, recognizing gross gains of approximately $440,000. There were no other-than-temporary impairment (“OTTI”) charges recorded during the nine months ended September 30, 2012 or 2011.

NOTE 3.	SECURITIES AVAILABLE FOR SALE

Amortized costs and fair values of securities available for sale are summarized as follows:

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
State, county and municipals	$30,129,777	$1,718,153	$—	$31,847,930
Mortgage-backed securities	17,449,742	1,041,824	6,851	18,484,715
U.S. Government sponsored enterprises	4,995,463	24,287	—	5,019,750
Equity securities	1,623,775	—	216,775	1,407,000
	$54,198,757	$2,784,264	$223,626	$56,759,395

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
State, county and municipals	$29,896,878	$1,251,118	$39,271	$31,108,725
Mortgage-backed securities	16,851,830	555,597	—	17,407,427
U.S. Government sponsored enterprises	2,502,743	—	4,243	2,498,500
Equity securities	1,623,775	—	250,277	1,373,498
	$50,875,226	$1,806,715	$293,791	$52,388,150

The current fair value and associated unrealized losses on investments in debt and equity securities with unrealized losses at December 31, 2011 and 2010 are summarized in the following table, with the length of time the individual securities have been in a continuous loss position.

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government sponsored enterprises	$1,015,445	$6,851	$—	$—	$1,015,445	$6,851
Equity securities	—	—	1,407,000	216,775	1,407,000	216,775
	$1,015,445	$6,851	$1,407,000	$216,775	$2,422,445	$223,626

	December 31, 2010
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government sponsored enterprises	$2,498,500	$4,243	$—	$—	$2,498,500	$4,243
State, county and municipals	4,961,962	39,271	—	—	4,961,962	39,271
Equity securities	—	—	1,373,498	250,277	1,373,498	250,277
	$7,460,462	$43,514	$1,373,498	$250,277	$8,833,960	$293,791

At December 31, 2011, one U.S. government mortgage-backed security had unrealized losses less than 12 months. The category with unrealized losses greater than 12 months was comprised of one equity security. The unrealized losses in each category have occurred as a result of changes in interest rates, market spreads and market conditions subsequent to purchase. The Company does not consider securities with unrealized losses at December 31, 2011 to be other-than-temporarily impaired. The Company has the ability and intent to hold its securities to maturity.

The amortized cost and fair value of securities available for sale by contractual maturity at December 31, 2011 are shown below. Maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or prepaid without any penalties; therefore, these securities are not included in the maturity categories in the following summary.

	December 31, 2011
	Amortized Cost	Fair Value
Due in less than one year	$9,040,894	$9,134,246
Due in one year through five years	18,212,866	19,259,643
Due after five years through ten years	6,896,480	7,498,791
Due after ten years	975,000	975,000
	35,125,240	36,867,680
Mortgage-backed securities	17,449,742	18,484,715
Equity securities	1,623,775	1,407,000
Securities available for sale	$54,198,757	$56,759,395

Securities with a carrying value of approximately $7,487,000 and $10,013,000 as of December 31, 2011 and 2010, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

There were no securities sales during 2011. Proceeds from sales of securities available for sale during 2010 and 2009 were $3,305,200 and $14,264, respectively. Gross gains of $283,152 and $6,883 were realized on sales in 2010 and 2009, respectively. Other-than-temporary impairment charges recorded in 2011 and 2010 were $127,750 (related to one private equity security classified in other investments) and $428,178 (related to the same security), respectively, and none for 2009.